Average Annual Total Returns			12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
		Jan. 29, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			20.92%	4.69%	8.56%
Performance Inception Date		Apr. 08, 2019
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.92%	4.68%	8.56%
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	3.66%	6.82%
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class | Philadelphia Stock Exchange Gold and Silver Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.82%	6.85%	12.11%
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	15.02%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			20.58%	4.39%		4.88%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.58%	4.40%		4.89%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.18%	3.43%		3.90%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class | Philadelphia Stock Exchange Gold and Silver Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.82%	6.85%		8.45%
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%	14.53%		13.10%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.